Federated Hermes Equity Income Fund, Inc.
CLASS A SHARES (TICKER LEIFX)
CLASS C SHARES (TICKER LEIXC)
CLASS F SHARES (TICKER LFEIX)
CLASS R SHARES (TICKER FDERX)
INSTITUTIONAL SHARES (TICKER LEISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2025
Effective July 18, 2025, Eric Triplett no longer serves as a portfolio manager of the Federated Hermes Equity Income Fund, Inc. (the “Fund”). Accordingly, please remove all references to Mr. Triplett from the Fund’s Summary Prospectus. Stephen K. Gutch will continue to manage the Fund.
Also, effective July 18, 2025, Richard Wallach will be added as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:
“Richard Wallach, CFA, Portfolio Manager, has been the Fund’s portfolio manager since July 2025.”
July 14, 2025

Federated Hermes Equity Income Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457053 (7/25)
© 2025 Federated Hermes, Inc.